Postretirement Benefit and Post Employment Obligations - Summary of Movement in Level 3 Assets (Detail) (Foreign Pension Plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Gain and losses on plan assets:
Ending balance	$ 7.6	$ 6.1
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	5.9	5.2
Gain and losses on plan assets:
Realized gains/losses relating to assets sold during the year	1.5	0.3
Purchases, sales, issuances, settlement, net	0.1	0.4
Ending balance	$ 7.5	$ 5.9